Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and financing
Loans and financing	$ 3,203.2	$ 4,026.9	$ 4,448.0	$ 91.0
Trade accounts payable
Trade accounts payable	739.5	495.2
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	27.5	14.8
Cash and cash equivalents and financial investments
Cash and cash equivalents	1,816.9	1,818.3	$ 1,883.1
Trade accounts receivable:
Trade accounts receivable	205.2	189.0
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	3,203.2	4,026.9
Trade accounts payable
Trade accounts payable	739.5	495.2
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	27.5	14.8
Total	3,970.2	4,536.9
Cash and cash equivalents and financial investments
Cash and cash equivalents	2,481.3	2,634.7
Trade accounts receivable:
Trade accounts receivable	205.2	189.0
Total	2,686.5	2,823.7
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	10.3	18.3
Trade accounts payable
Trade accounts payable	89.9	77.6
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	7.6	2.8
Cash and cash equivalents and financial investments
Cash and cash equivalents	131.3	94.9
Trade accounts receivable:
Trade accounts receivable	96.9	33.3
Net exposure (1-2):
Net exposure	(120.4)	(29.5)
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	3,161.6	3,982.5
Trade accounts payable
Trade accounts payable	602.3	385.6
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	19.9	12.0
Cash and cash equivalents and financial investments
Cash and cash equivalents	2,283.9	2,493.6
Trade accounts receivable:
Trade accounts receivable	82.5	134.8
Net exposure (1-2):
Net exposure	1,417.4	1,751.7
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	31.3	26.1
Trade accounts payable
Trade accounts payable	44.9	31.3
Cash and cash equivalents and financial investments
Cash and cash equivalents	62.0	42.4
Trade accounts receivable:
Trade accounts receivable	25.4	20.8
Net exposure (1-2):
Net exposure	(11.2)	(5.8)
Other currencies [member]
Loans and financing
Loans and financing	3,192.9	4,008.6
Other currencies [member] | Without the effect of derivative transactions [member]
Trade accounts payable
Trade accounts payable	2.4	0.7
Cash and cash equivalents and financial investments
Cash and cash equivalents	4.1	3.8
Trade accounts receivable:
Trade accounts receivable	0.4	0.1
Net exposure (1-2):
Net exposure	$ (2.1)	$ (3.2)